Financial Instruments - Narrative (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Short-term investments	R$ 3,453,772	R$ 1,993,037
Long-term investments	214,765	1,238,476
Investments	R$ 3,668,537	R$ 3,231,513